Accounts Payable	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
ACCOUNTS PAYABLE [Text Block]

NOTE 8 -	ACCOUNTS PAYABLE

Accounts payable as of December 31, 2011 and 2010 consist of the following:

	December 31,	December 31,
	2011	2010

Creditors	$392	$90
Brokers	1,353	757
Insurances	165	11
Professional and legal fees	112	218

Total accounts payable	$2,022	$1,076